SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 19 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) authentication technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States of America. The authentication technology segment is predominantly involved in the development and sale of authentication security software to financial and other institutions, predominantly in Europe and the United States of America. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

		Airport Security and Other Aviation Services

			Authentication Technology
	Corporate			Total
Year ended December 31, 2019:
Revenue	$-	$309,548	$23,759	$333,307
Depreciation and amortization	46	1,328	314	1,688
Income (loss) from continuing operations	(11,740)	(2,406)	6,893	(7,253)
Goodwill	-	681	-	681
Total assets from continuing operations	23,381	64,647	35,419	123,447

Year ended December 31, 2018:
Revenue	$-	$329,150	$16,071	$345,221
Depreciation and amortization	45	1,756	96	1,897
Income (loss) from continuing operations	(6,205)	(9,163)	4,304	(11,064)
Goodwill	-	695	-	695
Total assets from continuing operations	329	66,373	8,385	75,087

Year ended December 31, 2017:
Revenue	$-	$292,393	$5,289	$297,682
Depreciation and amortization	46	1,333	37	1,416
Income (loss) from continuing operations	(9,569)	16,078	(644)	5,865
Goodwill	-	1,044	-	1,044
Total assets from continuing operations	4,089	63,742	3,536	71,367

The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customer’s invoicing address:

	Year Ended December 31,
	2019	2018	2017

Germany	$137,207	$134,646	$125,896
The Netherlands	97,700	121,465	103,862
United States	73,719	69,548	54,891
Other countries	24,681	19,562	13,033
Total	$333,307	$345,221	$297,682

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization, by country:

	December 31,
	2019	2018

Germany	$516	$225
The Netherlands	862	1,118
United States	354	624
Other countries	2,854	2,296
Total	$4,586	$4,263

Property and equipment, net, in other countries include $2,212 and $1,838 property and equipment in Israel, as of December 31, 2019 and 2018, respectively.